American Century Investments®
Quarterly Portfolio Holdings
NT International Small-Mid Cap Fund
February 29, 2020

NT International Small-Mid Cap - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 4.7%
Afterpay Ltd.(1)	86,689	1,904,074
Jumbo Interactive Ltd.(2)	176,712	1,249,032
Megaport Ltd.(1)	218,061	1,445,685
NRW Holdings Ltd.	1,679,833	2,655,706
Saracen Mineral Holdings Ltd.(1)	859,265	2,137,452
Seven Group Holdings Ltd.(2)	358,362	4,166,731
		13,558,680
Belgium — 2.7%
Argenx SE(1)	22,143	3,079,744
Barco NV	22,350	4,838,322
		7,918,066
Canada — 9.1%
ATS Automation Tooling Systems, Inc.(1)	113,269	1,513,066
BRP, Inc.	99,473	4,078,226
Colliers International Group, Inc.	35,695	2,893,363
Descartes Systems Group, Inc. (The)(1)	67,583	2,806,035
ECN Capital Corp.	584,531	2,390,818
Element Fleet Management Corp.	369,735	3,459,767
FirstService Corp.	29,272	2,904,410
Gibson Energy, Inc.	166,495	3,177,949
TFI International, Inc.	92,243	2,845,118
		26,068,752
Denmark — 0.5%
Royal Unibrew A/S	16,291	1,402,113
Finland — 2.0%
Huhtamaki Oyj	73,279	3,049,688
Valmet Oyj	112,760	2,698,700
		5,748,388
France — 8.9%
Alten SA	27,557	3,102,952
Cie Plastic Omnium SA	90,837	2,038,442
Euronext NV	54,268	4,530,525
Korian SA	103,247	4,723,131
Nexans SA	59,615	2,722,769
Nexity SA	31,985	1,480,498
SOITEC(1)	21,943	1,822,760
Teleperformance	20,844	5,088,531
		25,509,608
Germany — 6.5%
Evotec SE(1)(2)	81,620	1,959,487
HelloFresh SE(1)	148,525	3,640,417
MorphoSys AG(1)	29,769	3,148,843
Sixt SE	17,446	1,531,190

Stroeer SE & Co. KGaA	57,435	4,284,239
TeamViewer AG(1)	99,992	3,571,149
Varta AG(1)(2)	7,339	553,580
		18,688,905
Hong Kong — 2.9%
Ausnutria Dairy Corp. Ltd.(1)(2)	1,270,000	2,065,984
Man Wah Holdings Ltd.	3,438,400	2,512,366
Minth Group Ltd.	1,062,000	3,761,237
		8,339,587
Israel — 2.6%
AudioCodes Ltd.	72,800	1,631,448
Kornit Digital Ltd.(1)	100,406	4,001,179
Nova Measuring Instruments Ltd.(1)	56,135	1,983,811
		7,616,438
Italy — 3.4%
Amplifon SpA	88,963	2,562,025
Autogrill SpA	165,768	1,344,845
Falck Renewables SpA	372,928	2,427,720
FinecoBank Banca Fineco SpA	329,349	3,483,391
		9,817,981
Japan — 20.5%
Anritsu Corp.	191,400	3,125,013
Ariake Japan Co. Ltd.	50,100	3,222,833
Aruhi Corp.	49,500	724,000
Cosmos Pharmaceutical Corp.	17,500	3,796,282
Fancl Corp.	73,900	1,856,240
GMO Payment Gateway, Inc.	42,000	2,591,675
Harmonic Drive Systems, Inc.	58,200	2,431,613
Kobe Bussan Co. Ltd.	93,000	3,402,299
Lasertec Corp.	56,100	2,543,717
Mabuchi Motor Co. Ltd.	7,400	255,557
Nabtesco Corp.	115,300	3,085,752
Nihon Kohden Corp.	91,200	2,752,778
Nihon M&A Center, Inc.	104,300	3,113,851
Nippon Gas Co. Ltd.	122,000	3,863,741
Nissan Chemical Corp.	34,700	1,457,780
Orix JREIT, Inc.	1,668	3,116,831
Park24 Co. Ltd.	31,000	603,558
PeptiDream, Inc.(1)	62,400	2,477,370
SCSK Corp.	35,800	1,890,952
SHIFT, Inc.(1)	45,200	2,745,829
SHO-BOND Holdings Co. Ltd.	87,000	3,161,737
UT Group Co. Ltd.	133,400	2,638,290
Zenkoku Hosho Co. Ltd.	106,500	3,981,084
		58,838,782
Netherlands — 1.5%
IMCD NV	37,582	3,081,813
Just Eat Takeaway(1)	14,916	1,311,006
		4,392,819

Norway — 2.4%
Bakkafrost P/F	52,850	3,337,847
Subsea 7 SA	224,259	1,971,744
TGS NOPEC Geophysical Co. ASA(2)	67,404	1,542,371
		6,851,962
Singapore — 1.1%
Mapletree Industrial Trust	1,609,900	3,110,730
Sweden — 6.4%
AAK AB	106,351	1,838,084
Embracer Group AB(1)	330,506	3,226,486
Fastighets AB Balder, B Shares(1)	79,579	3,763,625
Lindab International AB	203,673	2,455,944
Loomis AB, B Shares	53,455	1,875,089
Samhallsbyggnadsbolaget i Norden AB	1,881,288	5,336,963
		18,496,191
Switzerland — 5.1%
Cembra Money Bank AG	39,672	4,495,720
Georg Fischer AG	1,574	1,362,903
SIG Combibloc Group AG(1)	293,556	4,378,185
Tecan Group AG	15,263	4,301,306
		14,538,114
United Kingdom — 18.7%
Avast plc	846,581	4,348,353
AVEVA Group plc	22,553	1,284,185
Bellway plc	97,797	4,716,541
Dechra Pharmaceuticals plc	61,773	2,122,290
Diploma plc	100,801	2,449,705
Electrocomponents plc	469,673	3,699,669
Future plc	111,326	1,666,727
Games Workshop Group plc	36,829	2,999,318
Grafton Group plc	306,014	3,416,740
HomeServe plc	240,544	3,730,634
Intermediate Capital Group plc	307,672	6,345,298
JD Sports Fashion plc	303,023	2,896,259
Nomad Foods Ltd.(1)	112,714	2,080,700
Rotork plc	132,722	488,103
Serco Group plc(1)	1,620,359	3,192,615
Trainline plc(1)	627,586	3,817,278
UNITE Group plc (The)	313,258	4,579,310
		53,833,725
TOTAL COMMON STOCKS (Cost $256,113,454)		284,730,841
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $2,998,732), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $2,927,644)		2,927,315
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 9/30/22, valued at $169,545), at 0.65%, dated 2/28/20, due 3/2/20 (Delivery value $164,009)		164,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,321	1,321
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,092,636)		3,092,636

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,040,594)	2,040,594	2,040,594
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $261,246,684)		289,864,071
OTHER ASSETS AND LIABILITIES — (0.8)%		(2,398,364)
TOTAL NET ASSETS — 100.0%		$287,465,707

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.8%
Information Technology	15.9%
Consumer Discretionary	11.8%
Financials	10.3%
Real Estate	9.5%
Health Care	9.4%
Consumer Staples	7.9%
Materials	3.8%
Communication Services	3.2%
Energy	2.3%
Utilities	2.1%
Cash and Equivalents*	1.0%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,504,054. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $10,022,357, which includes securities collateral of $7,981,763.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	9,697,138	275,033,703	—
Temporary Cash Investments	1,321	3,091,315	—
Temporary Cash Investments - Securities Lending Collateral	2,040,594	—	—
	11,739,053	278,125,018	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.